Report Of The Directors Financial Review Risk Report - Financial Return Guarantees (Details) - Market risk - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 696	$ 625
Investment Returns Range One
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	0.00%	0.00%
Cost of guarantees	$ 103	$ 59
Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	64	64
Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	459	426
Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 70	$ 76
Bottom of range
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	0.00%	0.00%
Bottom of range | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	0.10%	0.10%
Long-term investment returns on relevant portfolios	3.20%	3.70%
Bottom of range | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.10%	2.10%
Long-term investment returns on relevant portfolios	3.20%	3.00%
Bottom of range | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	4.10%	4.10%
Long-term investment returns on relevant portfolios	3.20%	3.00%
Top of range
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	3.20%	3.00%
Top of range | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.00%	2.00%
Long-term investment returns on relevant portfolios	3.70%	3.80%
Top of range | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	4.00%	4.00%
Long-term investment returns on relevant portfolios	4.40%	4.40%
Top of range | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	5.00%	5.00%
Long-term investment returns on relevant portfolios	4.10%	4.10%